CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (UNAUDITED) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Income Statement [Abstract]
Operating recoveries	$ 48	$ 47	$ 192	$ 185
Expenses
Compensation and benefits	(47)	(37)	(126)	(122)
Other operating expense	(1)	0	(3)	0
Carried interest allocation compensation
Realized	(5)	(14)	(29)	(14)
Unrealized	2	1	(40)	(55)
Total carried interest allocation compensation	(3)	(13)	(69)	(69)
Interest expense	(3)	(2)	(8)	(3)
Total expenses	(54)	(52)	(206)	(194)
Share of income from Brookfield Asset Management ULC	130	114	240	243
Net income	124	109	226	234
Comprehensive income:
Net income	124	109	226	234
Other comprehensive income:
Share of other comprehensive income from Brookfield Asset Management ULC	0	4	0	4
Other comprehensive income	0	4	0	4
Comprehensive income	$ 124	$ 113	$ 226	$ 238